Document and Entity Information	Feb. 28, 2022
Cover [Abstract]
Entity Registrant Name	HEALTHCARE REALTY TRUST INC
Amendment Flag	false
Entity Central Index Key	0000899749
Document Type	8-K
Document Period End Date	Feb. 28, 2022
Entity Incorporation State Country Code	MD
Entity File Number	001-11852
Entity Tax Identification Number	62-1507028
Entity Address, Address Line One	3310 West End Avenue
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	(615)
Local Phone Number	269-8175
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	HR
Security Exchange Name	NYSE
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false